FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
FINANCIAL INSTRUMENTS

NOTE 7 - FINANCIAL INSTRUMENTS

Financial instruments by category

As of December 31, 2020

	Measured at	At fair value
	amortized	with changes	Hedge
Assets	cost	in results	derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,663,059	32,782	-	1,695,841
Other financial assets, current (*)	48,605	348	1,297	50,250
Trade and others accounts receivable, current	599,381	-	-	599,381
Accounts receivable from related entities, current	158	-	-	158
Other financial assets, non current	33,140	-	-	33,140
Accounts receivable, non current	4,986	-	-	4,986
Total	2,349,329	33,130	1,297	2,383,756

	Measured at	At fair value
	amortized	with changes	Hedge
Liabilities	cost	in results	derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	3,050,059	2,937	2,734	3,055,730
Trade and others accounts payable, current	2,322,125	-	-	2,322,125
Accounts payable to related entities, current	812	-	-	812
Other financial liabilities, non-current	7,803,801	-	-	7,803,801
Accounts payable, non-current	651,600	-	-	651,600
Accounts payable to related entities, non-current	396,423	-	-	396,423
Total	14,224,820	2,937	2,734	14,230,491

(*)	The value presented as fair value with changes in the result, corresponds mainly to private investment funds; and as measured at amortized cost correspond to guarantees delivered.

As of December 31, 2019

	Measured at	At fair value
	amortized	with changes	Hedge
Assets	cost	in results	derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	850,485	222,094	-	1,072,579
Other financial assets, current (*)	36,660	386,669	76,175	499,504
Trade and others accounts receivable, current	1,244,348	-	-	1,244,348
Accounts receivable from related entities, current	19,645	-	-	19,645
Other financial assets, non current	46,907	-	-	46,907
Accounts receivable, non current	4,725	-	-	4,725
Total	2,202,770	608,763	76,175	2,887,708

	Measured at
	amortized	Hedge
Liabilities	cost	derivatives	Total
	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	1,835,288	50,372	1,885,660
Trade and others accounts payable, current accounts payables, current	2,222,874	-	2,222,874
Accounts payable to related entities, current	56	-	56
Other financial liabilities, non current	8,530,396	22	8,530,418
Accounts payable, non-current	619,110	-	619,110
Total	13,207,724	50,394	13,258,118

(*)	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and as measured at amortized cost they correspond to the guarantees granted